Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005508 | Top10HoldingLiberty Live HoldingsBNY-530909308
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005508 | Top10HoldingVSEBNY-918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005508 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005508 | Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005508 | Top10HoldingImmunomeBNY-45257U108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005508 | Top10HoldingLoar HoldingsBNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005508 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | Top10HoldingDianthus TherapeuticsBNY-252828108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005508 | Top10HoldingGolar LNGBNY-2367963
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005508 | Top10HoldingEsabBNY-29605J106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000005508 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005508 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005509 | Top10HoldingLiberty Live HoldingsBNY-530909308
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005509 | Top10HoldingVSEBNY-918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005509 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005509 | Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005509 | Top10HoldingImmunomeBNY-45257U108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005509 | Top10HoldingLoar HoldingsBNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005509 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | Top10HoldingDianthus TherapeuticsBNY-252828108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005509 | Top10HoldingGolar LNGBNY-2367963
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005509 | Top10HoldingEsabBNY-29605J106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000005509 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005509 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159682 | Top10HoldingLiberty Live HoldingsBNY-530909308
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159682 | Top10HoldingVSEBNY-918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159682 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159682 | Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159682 | Top10HoldingImmunomeBNY-45257U108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159682 | Top10HoldingLoar HoldingsBNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159682 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | Top10HoldingDianthus TherapeuticsBNY-252828108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159682 | Top10HoldingGolar LNGBNY-2367963
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159682 | Top10HoldingEsabBNY-29605J106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000159682 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000159682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000159682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000159682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159682 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159682 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219319 | Top10HoldingLiberty Live HoldingsBNY-530909308
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219319 | Top10HoldingVSEBNY-918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219319 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219319 | Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219319 | Top10HoldingImmunomeBNY-45257U108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219319 | Top10HoldingLoar HoldingsBNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219319 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | Top10HoldingDianthus TherapeuticsBNY-252828108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219319 | Top10HoldingGolar LNGBNY-2367963
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219319 | Top10HoldingEsabBNY-29605J106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000219319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000219319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000219319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219319 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%